Subsequent Events - MUDS transaction (Details) - USD ($) $ / shares in Units, $ in Millions	May 29, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Warrants to purchase shares of common stock		28,200,000	27,200,000
Represents information pertaining to Subscription/Backstop Agreements.
Subsequent Event [Line Items]
Number of shares issued	0
Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase shares of common stock	0
Subsequent Event | Represents information pertaining to Subscription/Backstop Agreements.
Subsequent Event [Line Items]
Proceeds from issuance of shares	$ 0
Warrants to purchase shares of common stock	3,250,000
Warrants price	$ 11.50